Prudential Mutual Fund Management LLC

                                   May 5, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:  The Prudential Series Fund, Inc. (Registration No. 2-80896)

Dear Sirs/Madames:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 33; and (ii) that the text of Post-Effective Amendment No. 33 was filed electronically on April 28, 1997 (Accession No. 0000950110- 97-000699).


                                  By:/s/
                                     ------------------------------------
                                     Caren Cunningham
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America